8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Details)		12 Months Ended
		Sep. 30, 2019 $ / shares shares		Sep. 30, 2018 $ / shares shares		Sep. 30, 2017 $ / shares shares
Weighted average contractual remaining life of finder's warrants in years		0.53		1.60		0.67
Finder's warrants
Outstanding		266,100		374,700		398,750
Issued		1,894,375		240,000		199,700
Exercised		0		(155,000)		(221,875)
Expired		0		(193,600)		(1,875)
Outstanding		2,160,475		266,100		374,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 0.10		$ 0.12		$ 0.10
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		0.05		0.10		0.13
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares		0		0.10		0.10
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares		0		0.125		0.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares		0.06		$ 0.10		0.12
Finder's warrants | December 24, 2018
Exercise price | $ / shares		$ 0.05
Outstanding		0
Issued		887,250
Exercised		0
Outstanding		887,250		0
Finder's warrants | April 25, 2020
Exercise price | $ / shares		$ 0.10
Outstanding		240,000
Issued		0
Exercised		0
Expired		0
Outstanding		240,000		240,000
Finder's warrants | August 16, 2020
Exercise price | $ / shares		$ 0.14
Outstanding		26,100
Issued		0
Exercised		0
Expired		0
Outstanding		26,100		26,100
Finder's warrants | July 9, 2020
Exercise price | $ / shares		$ 0.05
Outstanding		0
Issued		1,007,125
Exercised		0
Expired		0
Outstanding		1,007,125		0
Finder's warrants | Expiry Date, October 7, 2017
Exercise price | $ / shares				$ 0.10	[1]	$ 0.10
Outstanding		0	[1]	155,000	[1]	155,000
Issued				0	[1]	0
Exercised				(155,000)	[1]	0
Expired				0	[1]	0
Outstanding	[1]			0		155,000
Finder's warrants | Expiry Date, March 28, 2018
Exercise price | $ / shares				$ 0.125	[2]	$ 0.125
Outstanding		0	[2]	20,000	[2]	20,000
Issued				0	[2]	0
Exercised				0	[2]	0
Expired				(20,000)	[2]	0
Outstanding	[2]			0		20,000
Finder's warrants | Expiry Date, September 6, 2018
Exercise price | $ / shares				$ 0.125	[3]	$ 0.125
Outstanding		0	[3]	173,600	[3]	0
Issued				0	[3]	173,600
Exercised				0	[3]	0
Expired				(173,600)	[3]	0
Outstanding	[3]			0		173,600
Finder's warrants | Expiry Date, April 25, 2020
Exercise price | $ / shares				$ 0.10
Outstanding		240,000
Issued				240,000
Exercised				0
Expired				0
Outstanding				240,000
Finder's warrants | Expiry Date, August 16, 2020
Exercise price | $ / shares				$ 0.14		$ 0.14
Outstanding		26,100		26,100		0
Issued				0		26,100
Exercised				0		0
Expired				0		0
Outstanding				26,100		26,100
Finder's warrants | Expiry Date, September 8, 2017
Exercise price | $ / shares						$ 0.10
Outstanding				0		223,750
Issued						0
Exercised						(221,875)
Expired						(1,875)
Outstanding						0

[1]	The finder’s warrants are exercisable into units, with each unit consisting of one common share and one warrant exercisable at $0.15 until April 7, 2020. On October 4, 2017, 155,000 finder’s warrants were exercised resulting in 155,000 common shares and 155,000 warrants issued.
[2]	The finder’s warrants are exercisable into units, with each unit consisting of one common share and one half warrant exercisable at $0.20 until September 28, 2019.
[3]	The finder’s warrants are exercisable into units, with each unit consisting of one common share and one half warrant exercisable at $0.20 until March 6, 2020.